Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Trust
Entity Central Index Key	0001332174
Document Period End Date	Dec 31, 2011
Entity Filer Category	Large Accelerated Filer
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Investing Pool LLC
Entity Central Index Key	0001346616
Document Period End Date	Dec 31, 2011

Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Assets
Investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	$ 1,313,291,939	$ 1,799,879,995
Cash and cash equivalents
Total Assets	1,313,291,939	1,799,879,995
Liabilities and Shareholders' Capital / Members' Equity
Commitments and Contingent Liabilities (Note 7)
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 39,750,000 issued and outstanding at December 31, 2011 and 52,700,000 issued and outstanding at December 31, 2010	1,313,291,939	1,799,879,995
Total Shareholders' Capital	1,313,291,939	1,799,879,995
Members' Equity
Total Liabilities and Shareholders' Capital / Members' Equity	1,313,291,939	1,799,879,995
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Assets
Cash and cash equivalents	94,645	1,662,838
Cash and cash equivalents held at FCM (restricted)	27,248,073	76,335,484
Short-term investments held at FCM (restricted)	1,287,357,438	1,687,824,740
Receivable for variation margin on open futures contracts (Note 9)		35,184,200
Interest receivable	60	314
Total Assets	1,314,700,216	1,801,007,576
Liabilities and Shareholders' Capital / Members' Equity
Payable for variation margin on open futures contracts	552,020
Management fee payable	839,539	1,110,188
Total Liabilities	1,391,559	1,110,188
Commitments and Contingent Liabilities (Note 7)
Members' Equity
Total Members' Equity	1,313,308,657	1,799,897,388
Total Liabilities and Shareholders' Capital / Members' Equity	1,314,700,216	1,801,007,576
General [Member] | iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Members' Equity
Total Members' Equity	16,718	17,393
Limited [Member] | iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Members' Equity
Total Members' Equity	$ 1,313,291,939	$ 1,799,879,995

Statements Of Financial Condition (Parenthetical) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Redeemable capital Shares, par value
Redeemable capital Shares, issued	39,750,000	52,700,000
Redeemable capital Shares, outstanding	39,750,000	52,700,000

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Income
Interest	$ 1,649,850	$ 1,971,668	$ 2,377,285
Total investment income	1,649,850	1,971,668	2,377,285
Expenses
Management fee	12,185,979	12,260,081	9,015,411
Brokerage commissions and fees	761,166	549	2,173
Total expenses	12,947,145	12,260,630	9,017,584
Net investment loss	(11,297,295)	(10,288,962)	(6,640,299)
Realized and Unrealized Gain (Loss)
Net realized gain on short-term investments	184,876	3,317	192,935
Net realized gain (loss) on futures contracts	165,820,763	(102,883,332)	(9,748,137)
Net change in unrealized appreciation/depreciation on futures contracts	(192,412,661)	231,740,632	218,814,394
Net realized and unrealized gain (loss)	(26,407,022)	128,860,617	209,259,192
Net gain (loss)	(37,704,317)	118,571,655	202,618,893
Net gain (loss) per Share	$ (0.81)	$ 2.2	$ 4.91
Weighted-average Shares outstanding	46,673,836	53,999,863	41,228,356
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Income
Interest	1,649,867	1,971,686	2,377,320
Total investment income	1,649,867	1,971,686	2,377,320
Expenses
Management fee	12,186,111	12,260,196	9,015,519
Brokerage commissions and fees	761,166	549	2,173
Total expenses	12,947,277	12,260,745	9,017,692
Net investment loss	(11,297,410)	(10,289,059)	(6,640,372)
Realized and Unrealized Gain (Loss)
Net realized gain on short-term investments	184,878	3,317	192,938
Net realized gain (loss) on futures contracts	165,822,260	(102,884,326)	(9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	(192,414,720)	231,742,984	218,816,737
Net realized and unrealized gain (loss)	(26,407,582)	128,861,975	209,261,379
Net gain (loss)	$ (37,704,992)	$ 118,572,916	$ 202,621,007

Statements Of Changes In Shareholders' Capital/Members' Equity (USD $)	General [Member] iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]	Limited [Member] iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]	iShares S&P GSCI Commodity-Indexed Trust [Member]
Members' Equity at Beginning of Period at Dec. 31, 2008	$ 14,018	$ 466,237,257	$ 466,251,275
Shareholders' Capital, Beginning of Period at Dec. 31, 2008				466,237,257
Contributions		1,141,869,162	1,141,869,162	1,141,869,162
Redemptions		(51,374,866)	(51,374,866)	(51,374,866)
Net investment loss	(73)	(6,640,299)	(6,640,372)	(6,640,299)
Net realized gain on short-term investments	3	192,935	192,938	192,935
Net realized gain (loss) on futures contracts	(159)	(9,748,137)	(9,748,296)	(9,748,137)
Net change in unrealized appreciation/depreciation on futures contracts	2,343	218,814,394	218,816,737	218,814,394
Members' Equity at End of Period at Dec. 31, 2009	16,132	1,759,350,446	1,759,366,578
Shareholders' Capital, End of Period at Dec. 31, 2009				1,759,350,446
Net asset value per Share, end of period at Dec. 31, 2009				$ 31.67
Contributions		249,730,155	249,730,155	249,730,155
Redemptions		(327,772,261)	(327,772,261)	(327,772,261)
Net investment loss	(97)	(10,288,962)	(10,289,059)	(10,288,962)
Net realized gain on short-term investments		3,317	3,317	3,317
Net realized gain (loss) on futures contracts	(994)	(102,883,332)	(102,884,326)	(102,883,332)
Net change in unrealized appreciation/depreciation on futures contracts	2,352	231,740,632	231,742,984	231,740,632
Members' Equity at End of Period at Dec. 31, 2010	17,393	1,799,879,995	1,799,897,388
Shareholders' Capital, End of Period at Dec. 31, 2010				1,799,879,995
Net asset value per Share, end of period at Dec. 31, 2010				$ 34.15
Contributions		90,651,034	90,651,034	90,651,034
Redemptions		(539,534,773)	(539,534,773)	(539,534,773)
Net investment loss	(115)	(11,297,295)	(11,297,410)	(11,297,295)
Net realized gain on short-term investments	2	184,876	184,878	184,876
Net realized gain (loss) on futures contracts	1,497	165,820,763	165,822,260	165,820,763
Net change in unrealized appreciation/depreciation on futures contracts	(2,059)	(192,412,661)	(192,414,720)	(192,412,661)
Members' Equity at End of Period at Dec. 31, 2011	16,718	1,313,291,939	1,313,308,657
Shareholders' Capital, End of Period at Dec. 31, 2011				$ 1,313,291,939
Net asset value per Share, end of period at Dec. 31, 2011				$ 33.04

Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Cash Flows from Operating Activities
Net gain (loss)	$ (37,704,317)	$ 118,571,655	$ 202,618,893
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
(Increase) Decrease in investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	486,588,056	(40,529,549)	(1,293,113,189)
Net realized gain on short-term investments	(184,876)	(3,317)	(192,935)
Change in operating assets and liabilities:
Net cash provided by (used in) operating activities	448,883,739	78,042,106	(1,090,494,296)
Cash Flows from Financing Activities
Contributions	90,651,034	249,730,155	1,141,869,162
Redemptions	(539,534,773)	(327,772,261)	(51,374,866)
Net cash provided by (used in) financing activities	(448,883,739)	(78,042,106)	1,090,494,296
Net increase (decrease) in cash and cash equivalents
Cash and Cash Equivalents
Beginning of period
End of period
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Cash Flows from Operating Activities
Net gain (loss)	(37,704,992)	118,572,916	202,621,007
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(5,987,702,482)	(6,498,387,354)	(5,157,394,236)
Sales/maturities of short-term investments	6,389,945,318	6,534,781,614	3,857,121,324
Accretion of discount	(1,590,656)	(1,875,094)	(2,296,706)
Net realized gain on short-term investments	(184,878)	(3,317)	(192,938)
Change in operating assets and liabilities:
Cash and cash equivalents held at FCM (restricted)	49,087,411	(29,717,081)	(18,717,782)
Receivable for variation margin on open futures contracts	35,184,200	(35,184,200)	17,576,900
Interest receivable	254	(234)	1,275
Payable for variation margin on open futures contracts	552,020	(8,708,040)	8,708,040
Management fee payable	(270,649)	23,968	819,309
Net cash provided by (used in) operating activities	447,315,546	79,503,178	(1,091,753,807)
Cash Flows from Financing Activities
Contributions	90,651,034	249,730,155	1,141,869,162
Redemptions	(539,534,773)	(327,772,261)	(51,374,866)
Net cash provided by (used in) financing activities	(448,883,739)	(78,042,106)	1,090,494,296
Net increase (decrease) in cash and cash equivalents	(1,568,193)	1,461,072	(1,259,511)
Cash and Cash Equivalents
Beginning of period	1,662,838	201,766	1,461,277
End of period	$ 94,645	$ 1,662,838	$ 201,766

Schedule Of Investments (USD $)	Dec. 31, 2011
United States Treasury Bills, Fair Value	$ 1,287,357,438
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00% Due 2/16/12 [Member]
United States Treasury Bills, Fair Value	288,446,000
United States Treasury Bills, Face Amount	288,446,000
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00%(a) - 0.04% Due 4/05/12 [Member]
United States Treasury Bills, Fair Value	293,983,069
United States Treasury Bills, Face Amount	294,000,000
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.01% Due 5/24/12 [Member]
United States Treasury Bills, Fair Value	314,987,400
United States Treasury Bills, Face Amount	315,000,000
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.03% - 0.04% Due 6/07/12 [Member]
United States Treasury Bills, Fair Value	389,940,969
United States Treasury Bills, Face Amount	$ 390,000,000

Schedule Of Investments (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Number of CERF Contracts	27,601
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Total United States Treasury Bills, percentage	98.02% [1]
CERF Expiration Date	March 2014
Current Notional Amount of CERFs	$ 1,310,495,480
Net Unrealized Loss	$ (73,861,629)
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00% Due 2/16/12 [Member]
United States Treasury bills, stated rate	0.00%
United States Treasury bills, due date	Feb 16, 2012
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.00%(a) - 0.04% Due 4/05/12 [Member]
United States Treasury bills, stated rate, start	0.00% [2]
United States Treasury bills, stated rate, end	0.04%
United States Treasury bills, due date	Apr 5, 2012
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.01% Due 5/24/12 [Member]
United States Treasury bills, stated rate	0.01%
United States Treasury bills, due date	May 24, 2012
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] | United States Treasury Bills: 0.03% - 0.04% Due 6/07/12 [Member]
United States Treasury bills, stated rate, start	0.03%
United States Treasury bills, stated rate, end	0.04%
United States Treasury bills, due date	Jun 7, 2012

[1]	Percentage is based on members' equity.
[2]	Rounds to less than 0.01%.

Organization	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") was organized as a Delaware statutory trust on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Trust was known as the iShares® GSCI® Commodity-Indexed Trust. BlackRock Asset Management International Inc. ("BAMII") is the "Sponsor" of the Trust and "Manager" of the iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool"). BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust is governed by the Amended and Restated Trust Agreement, dated as of September 12, 2007 (the "Trust Agreement"), among the Sponsor, the Trustee and Wilmington Trust Company (the "Delaware Trustee"). The Trust issues units of beneficial interest ("Shares") representing fractional undivided beneficial interests in its net assets. Substantially all of the net assets of the Trust consist of its holdings of the limited liability company interests of a commodity pool, which are the only securities in which the Trust may invest. That commodity pool, iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, holds long positions in futures contracts on the S&P GSCI™ Excess Return Index listed on the Chicago Mercantile Exchange called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions. Margin has to be posted at the time the CERF position is established.

It is the objective of the Trust that the performance of the Shares will correspond generally to the performance of the S&P GSCI™ Total Return Index before payment of the Trust's and the Investing Pool's expenses.

The Trust and the Investing Pool are each commodity pools, as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC") and are operated by BAMII, a commodity pool operator registered with the CFTC. BAMII is an indirect subsidiary of BlackRock, Inc.

The Trustee has the absolute right to reject any creation order, including, without limitation, creation orders that the Trustee has determined would have adverse tax or other consequences to the Trust, its shareholders or the Investing Pool. The Trust disclosed through a filing on Form 8-K on August 21, 2009 that the Trustee expected to reject any creation orders for Shares of the Trust upon the Trust reaching Shares outstanding of approximately 55,900,000 in order to continue to manage the assets of the Trust and the Investing Pool consistent with their investment objective. The Trust received creation orders on August 24, 2009 that would have exceeded that number of Shares, and accordingly stopped accepting further creation orders temporarily. The Trust resumed accepting creation orders on April 27, 2010.

The Trust is not an investment company registered under the Investment Company Act of 1940, as amended.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool") is a limited liability company organized under the laws of the State of Delaware on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Investing Pool was known as the iShares® GSCI® Commodity-Indexed Investing Pool LLC. BlackRock Asset Management International Inc. (the "Manager") is responsible for the administration of the Investing Pool. The Investing Pool holds long positions in futures contracts on the S&P GSCI™ Excess Return Index ("S&P GSCI-ER") listed on the Chicago Mercantile Exchange (the "CME") called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions.

It is the objective of the Investing Pool that its performance will correspond generally to the performance of the S&P GSCI™ Total Return Index (the "Index") before payment of the Investing Pool's expenses.

The Investing Pool is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC") and is operated by the Manager, a commodity pool operator registered with the CFTC. The Manager is an indirect subsidiary of BlackRock, Inc. BlackRock Fund Advisors (the "Advisor"), an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Investing Pool and is registered with the CFTC.

The Investing Pool is not an investment company registered under the Investment Company Act of 1940, as amended.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Summary Of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At December 31, 2011, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:00 p.m. (New York time) that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:00 p.m. (New York time) that day. The NAV is calculated each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after 4:00 p.m. (New York time).

E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

F.	Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board ("FASB") issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. The adoption of the additional disclosure requirements is not expected to materially impact the Trust's financial statements and disclosures.

In December 2011, the FASB issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Trust's financial statements and disclosures

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Summary Of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Investing Pool in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior year have been reclassified to conform to the current financial statement presentation.

B.	Investment in CERFs

CERFs are futures contracts listed on the CME whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as an unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant ("FCM") the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFs has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statements of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Investing Pool's investments in CERFs.

C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of December 31, 2011 and December 31, 2010, the Investing Pool had cash and cash equivalents held at its clearing FCM of $27,248,073 and $76,335,484, respectively, which were posted as margin to collateralize its CERF positions.

D.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

As of December 31, 2011 and December 31, 2010, the Investing Pool had short-term investments held at its clearing FCM of $1,287,357,438 and $1,687,824,740, respectively, which were posted as margin to collateralize its CERF positions.

E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:00 p.m. (New York time) on each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after that time.

H.	Recent Accounting Standard

In May 2011, the Financial Accounting Standards Board ("FASB") issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. The adoption of the additional disclosure requirements is not expected to materially impact the Investing Pool's financial statements and disclosures.

In December 2011, the FASB issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Investing Pool's financial statements and disclosures.

Offering Of The Investing Pool Interests (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Offering Of The Investing Pool Interests

3 - Offering of the Investing Pool Interests

Interests in the Investing Pool ("Investing Pool Interests") are issued only to and redeemable only by the iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") in exchange for a combination of CERFs and cash or Short-Term Securities in lieu of cash. The baskets of CERFs and cash or Short-Term Securities in lieu of cash are transferred to or from the Trust in exchange for Investing Pool Interests. Individual investors cannot purchase or redeem Investing Pool Interests. The Investing Pool transacts only with the Trust and the Manager.

Redemptions of Investing Pool Interests in exchange for CERFs and cash or Short-Term Securities in lieu of cash are treated as sales for financial statement purposes.

Offering Of The Shares (iShares S&P GSCI Commodity-Indexed Trust [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Offering Of The Shares

3 - Offering of the Shares

Shares are issued and redeemed continuously in one or more blocks of 50,000 Shares in exchange for a combination of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash). The baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are transferred to or from the Investing Pool in exchange for limited liability company interests in the Investing Pool. In addition, the Investing Pool is required to deposit cash margin with its futures commission merchant with a value equal to 100% of the value of each CERF position at the time it is established.

Individual investors cannot purchase or redeem Shares in direct transactions with the Trust. The Trust transacts only with registered broker-dealers that have entered into a contractual arrangement with the Trust and the Sponsor governing, among other matters, the creation and redemption of Shares (such authorized broker-dealers are the "Authorized Participants"). Authorized Participants may redeem their Shares (as well as Shares on behalf of other investors) at any time on any business day in one or more blocks of 50,000 Shares. Redemptions of Shares in exchange for baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are treated as sales for financial statement purposes.

On April 27, 2010, the Trust resumed accepting creation orders. Creation of new Shares of the Trust had been suspended since August 24, 2009.

On December 31, 2011, the Trust had 39,750,000 Shares outstanding.

Investing Pool Expenses (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investing Pool Expenses

4 - Investing Pool Expenses

The Manager pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Investing Pool. The Manager receives an allocation from the Investing Pool that accrues daily at an annualized rate equal to 0.75% of the net asset value of the Investing Pool.

Trust Expenses (iShares S&P GSCI Commodity-Indexed Trust [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Trust Expenses

4 - Trust Expenses

The Trust is not expected to directly bear any ordinary recurring expenses. The Sponsor has agreed to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, Delaware Trustee, Trust administrator and processing agent, (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) tax reporting costs, (6) license fees, and (7) up to $100,000 per annum in legal fees. The Sponsor has also paid the costs of the Trust's organization and the initial sales of the Shares, including applicable SEC registration fees.

Related Parties	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Related Parties

5 - Related Parties

The Sponsor, the Manager and the Trustee are considered to be related parties to the Trust. The Trustee's fee is paid by the Sponsor and is not a separate expense of the Trust. The Manager is paid by the Investing Pool and that fee is an indirect expense of the Trust.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Related Parties

5 - Related Parties

BlackRock Institutional Trust Company, N.A. is the "Administrator" of the Investing Pool. The Manager and the Administrator are considered to be related parties to the Trust and Investing Pool. The Advisor is considered to be a related party to the Investing Pool. The Administrator's and Advisor's fees are paid by the Manager from the Investing Pool's expense allocation to the Manager and are not a separate expense of the Investing Pool.

Indemnification	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Indemnification

6 - Indemnification

The Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries are entitled to be indemnified by the Trust and held harmless against any loss, liability or expense arising out of or in connection with the performance of their obligations under the Trust Agreement or any actions taken in accordance with the provisions of the Trust Agreement and incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the Trust Agreement.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Indemnification

6 - Indemnification

The Trust, the Manager and any officers, agents and delegates of the Investing Pool (the "Indemnitees") are entitled to indemnification from the Investing Pool for any loss, damage, claim or expense (including reasonable attorney's fees) incurred by any Indemnitee by reason of any act or omission performed or omitted by such Indemnitee on behalf of the Investing Pool, unless such act or omission is the result of such Indemnitee's gross negligence, bad faith or willful misconduct, and provided that such indemnity shall be provided out of, and only to the extent of, the Investing Pool's assets.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Commitments And Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Commitments And Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Investing Pool may enter into contracts with service providers that contain general indemnification clauses. The Investing Pool's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Investing Pool that have not yet occurred.

Financial Highlights (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Financial Highlights

8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2011, 2010 and 2009. The net investment income (loss) and total expense ratios are calculated using average net assets and have been annualized. The total return is based on the change in the net asset value during the period.

	Years Ended December 31,
	2011		2010	2009
Ratio to average net assets:
Net investment loss	(0.70)%		(0.63)%	(0.55)%
Expenses	0.80	% (a)	0.75%	0.74%
Total return	(3.88)%		7.54%	14.61%

(a)

The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.

Net Asset Value And Financial Highlights (iShares S&P GSCI Commodity-Indexed Trust [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Net Asset Value And Financial Highlights

8 - Net Asset Value and Financial Highlights

The Trust is presenting the following net asset values and financial highlights related to investment performance and operations for a Share outstanding for the years ended December 31, 2011, 2010 and 2009. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and total expense ratios have been annualized and include the allocation of net investment income (loss) and expenses from the Investing Pool. The total return is based on the change in net asset value of a Share during the period. An investor's return and ratios may vary based on the timing of capital transactions.

	Years Ended December 31,
	2011		2010	2009
Net asset value per Share, beginning of period	$34.15		$31.67	$27.51

Net investment loss	(0.24)		(0.19)	(0.16)
Realized and unrealized gain (loss)	(0.87)		2.67	4.32

Net increase (decrease) in net assets from operations	(1.11)		2.48	4.16

Net asset value per Share, end of period	$33.04		$34.15	$31.67

Ratio to average net assets:
Net investment loss	(0.70)%		(0.63)%	(0.55)%
Expenses	0.80	% (a)	0.75%	0.75%
Total return, at net asset value	(3.25)%		7.83%	15.12%

(a)

The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.

Investing In CERFs (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investing In CERFs

9 - Investing in CERFs

Substantially all of the Investing Pool's assets are invested in CERFs. The CERFs' settlement value at expiration is based on the value of S&P GSCI-ER at that time. Therefore, the value of the Investing Pool will fluctuate based upon the value of the S&P GSCI-ER and the prices of the commodities underlying the S&P GSCI-ER. The commodities markets have historically been extremely volatile. For the years ended December 31, 2011 and 2010, the average month-end notional amount of open CERFs were $1,634,239,228 and $1,637,577,662, respectively.

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statements of Financial Condition for as of December 31, 2011 and December 31, 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Commodity contracts	Receivable for variation margin on open futures contracts	$—	Payable for variation margin on open futures contracts	$552,020

December 31, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$35,184,200	Payable for variation margin on open futures contracts	$—

The following table shows the effect of the futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2011 and 2010 and 2009:

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
December 31, 2011
Commodity contracts	Net realized gain (loss) on futures contracts	$165,822,260	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(192,414,720)

December 31, 2010
Commodity contracts	Net realized gain (loss) on futures contracts	$(102,884,326)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	231,742,984

December 31, 2009
Commodity contracts	Net realized gain (loss) on futures contracts	$(9,748,296)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	218,816,737

Investment Valuation	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Valuation

9 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

Substantially all of the net assets of the Trust consist of its interests in the Investing Pool, which are measured at fair value. Interests in the Investing Pool are classified as Level 2, as there are no active markets for interests in the Investing Pool, while all significant inputs for the value of the Investing Pool are directly observable to the Trust.

At December 31, 2011 and 2010, the fair value of the Trust's interests in the Investing Pool equaled $1,313,291,939 and $1,799,879,995, respectively.

Disclosure regarding fair value measurements relating to the Investing Pool's investment portfolio can be found in Note 10 of the Investing Pool's Notes to Financial Statements.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Valuation

10 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Investing Pool values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Investing Pool has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

Investments in CERFs are measured at fair value using CME settlement prices for CERFs. CERFs are classified as Level 1 investments, as CME settlement prices are quoted prices for identical assets in active markets. At December 31, 2011 and 2010, the fair value of CERFs equaled $1,310,495,480 and $1,798,137,200, respectively.

The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. This margin collateral, in the form of short-term investments in U.S. Treasury bills, is valued at fair value. U.S. Treasury bills are classified as Level 2 investments, as these trade in markets that are not considered active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources that are supported by observable inputs. At December 31, 2011 and 2010, the fair value of short-term investments equaled $1,287,357,438 and $1,687,824,740, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Subsequent Events

10 - Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended December 31, 2011, management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Subsequent Events

11 - Subsequent Events

In connection with the preparation of the financial statements of the Investing Pool as of and for the period ended December 31, 2011, management has evaluated the impact of all subsequent events on the Investing Pool through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Basis Of Accounting
A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Investment In The Investing Pool
B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At December 31, 2011, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

Income Taxes
C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

Calculation Of Net Asset Value
D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:00 p.m. (New York time) that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:00 p.m. (New York time) that day. The NAV is calculated each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after 4:00 p.m. (New York time).

Distributions
E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Basis Of Accounting
A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Investing Pool in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior year have been reclassified to conform to the current financial statement presentation.

Investment In CERFs
B.	Investment in CERFs

CERFs are futures contracts listed on the CME whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as an unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant ("FCM") the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFs has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statements of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Investing Pool's investments in CERFs.

Cash And Cash Equivalents
C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of December 31, 2011 and December 31, 2010, the Investing Pool had cash and cash equivalents held at its clearing FCM of $27,248,073 and $76,335,484, respectively, which were posted as margin to collateralize its CERF positions.

Short-Term Investments
D.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

As of December 31, 2011 and December 31, 2010, the Investing Pool had short-term investments held at its clearing FCM of $1,287,357,438 and $1,687,824,740, respectively, which were posted as margin to collateralize its CERF positions.

Securities Transactions, Income And Expense Recognition
E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

Income Taxes
F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

Calculation Of Net Asset Value
G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:00 p.m. (New York time) on each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after that time.

Financial Highlights (Tables) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Financial Highlights

	Years Ended December 31,
	2011		2010	2009
Ratio to average net assets:
Net investment loss	(0.70)%		(0.63)%	(0.55)%
Expenses	0.80	% (a)	0.75%	0.74%
Total return	(3.88)%		7.54%	14.61%

(a)

The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.

Net Asset Value And Financial Highlights (Tables) (iShares S&P GSCI Commodity-Indexed Trust [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Net Asset Value And Financial Highlights

	Years Ended December 31,
	2011		2010	2009
Net asset value per Share, beginning of period	$34.15		$31.67	$27.51

Net investment loss	(0.24)		(0.19)	(0.16)
Realized and unrealized gain (loss)	(0.87)		2.67	4.32

Net increase (decrease) in net assets from operations	(1.11)		2.48	4.16

Net asset value per Share, end of period	$33.04		$34.15	$31.67

Ratio to average net assets:
Net investment loss	(0.70)%		(0.63)%	(0.55)%
Expenses	0.80	% (a)	0.75%	0.75%
Total return, at net asset value	(3.25)%		7.83%	15.12%

(a)

The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.

Investing In CERFs (Tables) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Variation Margin On Open Futures Contracts, By Risk Exposure Category, On The Statements Of Financial Condition

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2011
Commodity contracts	Receivable for variation margin on open futures contracts	$—	Payable for variation margin on open futures contracts	$552,020

December 31, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$35,184,200	Payable for variation margin on open futures contracts	$—

Effect Of Futures Contracts, By Risk Exposure Category, On The Statements Of Operations

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
December 31, 2011
Commodity contracts	Net realized gain (loss) on futures contracts	$165,822,260	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(192,414,720)

December 31, 2010
Commodity contracts	Net realized gain (loss) on futures contracts	$(102,884,326)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	231,742,984

December 31, 2009
Commodity contracts	Net realized gain (loss) on futures contracts	$(9,748,296)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	218,816,737

Organization (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member])	Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Temporary maximum number of Shares outstanding	55,900,000

Summary Of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Ownership percentage of Investing Pool's net assets	99.99%
Deposit initial margin percentage	100.00%
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Deposit initial margin percentage	100.00%
Cash and cash equivalents held at FCM	$ 27,248,073	$ 76,335,484
Short-term investments held at FCM	$ 1,287,357,438	$ 1,687,824,740

Offering Of The Shares (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member])	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Prescribed aggregation at which shares are issued and redeemed	50,000
Deposit initial margin percentage	100.00%
Shares outstanding	39,750,000	52,700,000

Investing Pool Expenses (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Manager's fee accrual rate based on the net asset value of the Investing Pool	0.75%

Trust Expenses (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Trust [Member]
Legal fees, per year, maximum	$ 100,000

Financial Highlights (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Net investment loss	(0.70%)		(0.63%)	(0.55%)
Expenses	0.80%	[1]	0.75%	0.74%
Total return	(3.88%)		7.54%	14.61%
Expenses to average net assets ratio excluding brokerage commissions and fees	0.75%

[1]	The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.

Net Asset Value And Financial Highlights (Net Asset Value And Financial Highlights) (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Net asset value per Share, beginning of period	$ 34.15		$ 31.67	$ 27.51
Net investment loss	$ (0.24)		$ (0.19)	$ (0.16)
Realized and unrealized gain (loss)	$ (0.87)		$ 2.67	$ 4.32
Net increase (decrease) in net assets from operations	$ (1.11)		$ 2.48	$ 4.16
Net asset value per Share, end of period	$ 33.04		$ 34.15	$ 31.67
Net investment loss	$ (0.70%)		$ (0.63%)	$ (0.55%)
Expenses	$ 0.80%	[1]	$ 0.75%	$ 0.75%
Total return, at net asset value	$ (3.25%)		$ 7.83%	$ 15.12%
Expenses to average net assets ratio excluding brokerage commissions and fees	0.75%

[1]	The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.

Investing In CERFs (Narrative) (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Average month-end notional amount open CERFs	$ 1,634,239,228	$ 1,637,577,662

Investment Valuation (Narrative) (Details) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Fair value of the Trust's interests in the Investing Pool	$ 1,313,291,939	$ 1,799,879,995

Investing In CERFs (Variation Margin On Open Futures Contracts, By Risk Exposure Category, On The Statements Of Financial Condition) (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)
	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Receivable for variation margin on open futures contracts		$ 35,184,200
Payable for variation margin on open futures contracts	552,020
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Receivable for variation margin on open futures contracts		35,184,200
Payable for variation margin on open futures contracts	$ 552,020

Investing In CERFs (Effect Of Futures Contracts, By Risk Exposure Category, On The Statements Of Operations) (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	$ 165,822,260	$ (102,884,326)	$ (9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	(192,414,720)	231,742,984	218,816,737
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss) on futures contracts	165,822,260	(102,884,326)	(9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	$ (192,414,720)	$ 231,742,984	$ 218,816,737

Investment Valuation (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Fair value of CERFs	$ 1,310,495,480	$ 1,798,137,200
Required initial deposit margin percentage	100.00%
Fair value of short-term investments	$ 1,287,357,438	$ 1,687,824,740